Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Goodwill [Abstract]
Composition of Goodwill

	2024	2025

As at 1 January	34,078	17,438
Acquisition of subsidiary	—	422,231
Provisional accounting adjustment	(16,640)	—
Hyperinflation and foreign exchange impacts	—	7,459

As at 31 December	17,438	447,128

Goodwill comprises:

	2024	2025

Hepsiburada	—	429,690
Other	17,438	17,438

As at 31 December	17,438	447,128

Key Assumptions of Significant Cash-generating Unit	Key assumptions comprise:

2025

Average GMV growth	18.8%
WACC	19.7%
LTGR	3.5%